Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash	$ 603,350	$ 1,259,359	$ 5,089
Accounts receivable	12,413	21,395
Due from Academy of Healing Art, Message and Facial Skin Care, Inc.		62,895
Inventory	10,555	10,217
Prepaid expenses	67,820	77,432	5,293
Investment in WENR, Corp.	10,000	10,000
Investment in joint venture	100,000
Total current assets	804,138	1,441,298	10,382
Property and equipment, net	76,040	959,361	20,593
Investment in Oxford City Football Club (Trading) Limited			162,814
Oxford City Basketball League membership, net		8,437
Premier Arena Soccer League membership deposit	10,000	10,000
Investment in Oxford City FC of Texas, LLC	25,000
Investment in ANJO of SkyLake, Inc.	135,209
Online course development	100,000	100,000
Total assets	1,150,387	2,519,096	193,789
Current liabilities
Accounts payable and accrued liabilities	138,836	366,401	41,738
Officer compensation payable	4,801,337	3,454,837	1,241,194
Deferred revenue			10,000
Loan payable	33,943	35,592
Due to related parties	209,153	219,316	8,743
Long-term debt, current portion		16,450
Total current liabilities	5,183,269	4,092,596	1,301,675
Long-term debt, net of current portion		716,308
Stockholders' deficit:
Preferred stock value
Common stock: $0.0001 par value; authorized 500,000,000 shares; issued and outstanding: 15,669,399 and 15,246,734, and 223,755 respectively	1,569	1,526	22
Additional paid-in capital	10,159,545	9,764,593	3,562,961
Stock payable	403,141	564,591	399,236
Treasury Stock	(1,338)	(1,338)	(1,338)
Accumulated other comprehensive loss	(80,306)	(87,522)
Accumulated deficit	(13,787,916)	(11,924,623)	(5,068,767)
Total stockholders' deficit	(3,305,297)	(1,682,765)	(1,107,886)
Non-controlling interest	(727,585)	(607,043)
Total shareholders' deficit	(4,032,882)	(2,289,808)	(1,107,886)
Total liabilities and stockholders' deficit	1,150,387	2,519,096	193,789
Series A Convertible Preferred Stock
Stockholders' deficit:
Preferred stock value
Total stockholders' deficit
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock value	8	8
Total stockholders' deficit		$ 8